Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	0000897569
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon Worldwide Growth Fund, Inc - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class A
Trading Symbol	PGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.12%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What affected the F
un
d’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Disinflation and cooling labor markets provided the impetus for the central banks in several markets to pivot toward monetary easing policies, which prompted a risk-on rally.
  Strategic sector underweight positioning in the utilities and real estate sectors contributed most to the Fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, industrials and consumer-facing sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVE
RA
GE A
NNU
AL TOTAL RETURNS (AS OF
10/31/24
)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	12.52%	10.73%	9.74%
without Sales Charge	19.38%	12.05%	10.40%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,102,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,582,790
Investment Company, Portfolio Turnover	13.83%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF
10/31/24
)
F und Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,102	43	$ 8,582,790	13.83%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of
10/31/24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market
funds
or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Worldwide Growth Fund, Inc - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class C
Trading Symbol	PGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.88%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market g
  aine
  d steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Disinflation and cooling labor markets provided the impetus for the central banks in several markets to pivot toward monetary easing policies, which prompted a risk-on rally.
  Strategic sector underweight positioning in the utilities and real estate sectors contributed most to the Fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, industrials and consumer-facing sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF
10/31/24
)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	17.46%	*	11.20%	9.57%
without Deferred Sales Charge	18.46%		11.20%	9.57%
MSCI World Index	33.68%		12.03%	9.78%
*	The maximum contingent deferred sales ch arg e for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,102,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,582,790
Investment Company, Portfolio Turnover	13.83%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,102	43	$ 8,582,790	13.83%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio H
old
ings (as of
10/31/24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term se
curitie
s held for the investment of cash and cash collateral for securities loaned, if any.
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term se curitie s held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Worldwide Growth Fund, Inc - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DPWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Disinflation and cooling labor markets provided the impetus for the central banks in several markets to pivot toward monetary easing policies, which prompted a risk-on rally.
  Strategic sector underweight positioning in the utilities and real estate sectors contributed most to the Fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, industrials and con su
  mer-facing sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	19.62%	12.31%	10.67%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,102,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,582,790
Investment Company, Portfolio Turnover	13.83%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,102	43	$ 8,582,790	13.83%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portf
oli
o Holdings (as of
10/31/24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or o
ther
short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or o ther short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Worldwide Growth Fund, Inc - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market gained st
  eadil
  y during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Disinflation and cooling labor markets provided the impetus for the central banks in several markets to pivot toward monetary easing policies, which prompted a risk-on rally.
  Strategic sector underweight positioning in the utilities and real estate sectors contributed most to the Fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, industrials and consumer-facing sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	19.74%	12.41%	10.76%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,102,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,582,790
Investment Company, Portfolio Turnover	13.83%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,102	43	$ 8,582,790	13.83%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of
10/31/24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.